12. INCOME TAXES - Deferred Tax Amount (Details) (123113 Annual Restatement [Member], USD $)	Dec. 31, 2013
123113 Annual Restatement [Member]
Net operating loss carry over	$ 71,879
Less: valuation allowance	(71,879)
Net deferred tax asset